CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (11,708,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of common stock warrant liability	3,605,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets	39,000
Accounts payable	(171,000)
Accrued expenses and other current liabilities	7,100,000
Net cash used in operating activities	(1,147,000)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	(1,147,000)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	1,328,000
Cash and cash equivalents at end of period	181,000		$ 1,328,000
Evolv Technologies Holdings, Inc.
Cash flows from operating activities:
Net loss	(36,126,000)	$ (11,534,000)	(27,392,000)	$ (19,857,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,102,000	394,000	1,065,000	535,000
Stock-based compensation	1,617,000	122,000	662,000	264,000
Noncash interest expense	5,455,000		25,000	498,000
Provision recorded for allowance for doubtful accounts	(63,000)	(16,000)	47,000	16,000
Loss on extinguishment of debt	11,820,000		66,000	679,000
Change in fair value of derivative liability	2,220,000
Change in fair value of common stock warrant liability	921,000	0
Changes in operating assets and liabilities
Accounts receivable	(1,335,000)	(130,000)	(464,000)	(706,000)
Inventory	(1,173,000)	(855,000)	(1,471,000)	229,000
Commission assets	(742,000)	(676,000)	(1,785,000)	(507,000)
Long-term contract assets	(239,000)
Prepaid expenses and other current assets	(7,495,000)	(467,000)	(375,000)	1,259,000
Accounts payable	5,361,000	(696,000)	1,915,000	(144,000)
Deferred revenue	253,000	1,087,000	2,341,000	1,372,000
Deferred rent	152,000	(14,000)	(34,000)	(26,000)
Warranty Reserve	(42,000)	(56,000)
Accrued expenses and other current liabilities	1,360,000	(268,000)	2,160,000	1,155,000
Net cash used in operating activities	(16,954,000)	(13,109,000)	(23,254,000)	(15,178,000)
Cash flows from investing activities:
Purchases of property and equipment	(9,292,000)	(2,106,000)	(6,609,000)	(731,000)
Net cash used in investing activities	(9,292,000)	(2,106,000)	(6,609,000)	(731,000)
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance costs		2,994,000	2,994,000	22,366,000
Proceeds from exercise of stock options	657,000	70,000	442,000	28,000
Repayment of financing obligations	(359,000)	(161,000)	(244,000)	(120,000)
Proceeds from long-term debt, net of issuance costs	31,882,000	3,154,000	22,438,000	5,497,000
Repayment of principal on long-term debt			(8,404,000)	(706,000)
Net cash provided by financing activities	32,180,000	6,057,000	17,226,000	27,788,000
Net increase (decrease) in cash and cash equivalents	5,934,000	(9,158,000)	(12,637,000)	11,879,000
Cash and cash equivalents
Cash and cash equivalents at beginning of period	4,704,000	17,341,000	17,341,000	5,462,000
Cash and cash equivalents at end of period	10,638,000	8,183,000	4,704,000	17,341,000
Supplemental disclosure of cash flow information
Cash paid for interest	247,000	123,000	405,000	281,000
Cash paid for income taxes				2,000
Supplemental disclosure of non-cash activities
Issuance of Series B1 convertible preferred stock for the conversion of convertible notes				6,595,000
Issuance of equity classified warrants		45,000	112,000	3,000
Transfers of inventory to property and equipment	$ 46,000	$ 86,000	86,000	$ 1,879,000
Issuance of a nonrecourse promissory note with officer			$ 350,000